Skadden, Arps, Slate, Meagher & Flom LLP

333 West Wacker Drive

Chicago, Illinois 60606

May 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: BlackRock Funds

Registration Statement on Form N-14

Ladies and Gentlemen:

BlackRock Funds (the “Registrant”), on behalf of its series, BlackRock Inflation Protected Bond Portfolio, hereby files via EDGAR one electronically signed copy of its Registration Statement on Form N-14 (the “Registration Statement”) in connection with the reorganization of Merrill Lynch Inflation Protected Fund into BlackRock Inflation Protected Bond Portfolio, complete with certain exhibits filed therewith (the “Exhibits”).  The Registration Statement and Exhibits are filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) promulgated thereunder.

Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0863.

Very truly yours,

/s/ Charles B. Taylor

Charles B. Taylor